Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - Accrued Liabilities [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Credit card accrual	$ 115,549	$ 58,963
Accrued payroll	283,686
Accrued commissions	83,765	856,360
Accrued dealer fees	267,006	2,415,966
Transaction Costs	1,743,715
Accrued Other	294,739	543,408
Total accrued expenses and other current liabilities	$ 2,788,460	$ 3,874,697